UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2006
                                              ---------------------------------

Check here if Amendment  [   ];   Amendment Number:
                                                   -------------
      This Amendment  (Check only one.):        [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Title:                 President
                  --------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz           Omaha, Nebraska            November 9, 2006
--------------------------     ------------------------    ------------------
  Signature                      City, State                Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                  ---------------------------

Form 13F Information Table Entry Total:               55
                                                  ---------------------------

Form 13F Information Table Value Total:           $5,082,378
                                                  ---------------------------
                                                  (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                            30-Sep-06
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE


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              COLUMN 1                   COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7   COLUMN 8
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                                                                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER      VOTING
           NAME OF ISSUER            TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC              COM               026874107       225,136   3,397,773 SH      Sole         N/A       Shared
APOLLO GROUP INC                     CL A              037604105        54,205   1,100,840 SH      Sole         N/A       Shared
AUTOZONE INC                         COM               053332102        17,086     165,400 SH      Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL           CL A              084670108        99,057       1,034 SH      Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL           CL B              084670207       330,194     104,031 SH      Sole         N/A        Sole
CBS CORP NEW                         CL B              124857202        87,834   3,118,009 SH      Sole         N/A       Shared
CABELAS INC                          COM               126804301        72,438   3,333,552 SH      Sole         N/A       Shared
CENTEX CORP                          COM               152312104         5,262     100,000 SH      Sole         N/A        Sole
CITIGROUP INC                        COM               172967101           745      15,000 SH      Sole         N/A        Sole
COINSTAR INC                         COM               19259P300        40,574   1,409,815 SH      Sole         N/A       Shared
COMCAST CORP NEW                     CL A              20030N101       135,752   3,683,900 SH      Sole         N/A        Sole
COMCAST CORP NEW                     CL A SPL          20030N200        25,182     684,094 SH      Sole         N/A       Shared
CONVERA CORP                         CL A              211919105         3,544     670,000 SH      Sole         N/A        Sole
CORINTHIAN COLLEGES INC              COM               218868107        11,019   1,019,302 SH      Sole         N/A       Shared
COUNTRYWIDE FINANCIAL CORP           COM               222372104       366,043  10,446,439 SH      Sole         N/A       Shared
CUMULUS MEDIA INC                    CL A              231082108        45,186   4,726,620 SH      Sole         N/A       Shared
DAILY JOURNAL CORP                   COM               233912104         4,486     116,000 SH      Sole         N/A        Sole
DELL INC                             COM               24702R101       178,310   7,806,900 SH      Sole         N/A       Shared
DIAGEO P L C                         SPON ADR NEW      25243Q205           533       7,500 SH      Sole         N/A        Sole
DISCOVERY HOLDING CO                 CL A COM          25468Y107        62,775   4,341,258 SH      Sole         N/A        Sole
EXPEDIA INC DEL                      COM               30212P105       119,929   7,648,565 SH      Sole         N/A       Shared
FEDERAL HOME LN MTG CORP             COM               313400301        58,481     881,674 SH      Sole         N/A       Shared
FEDERAL NATL MTG ASSN                COM               313586109       231,126   4,133,893 SH      Sole         N/A       Shared
FIRST DATA CORP                      COM               319963104           714      17,000 SH      Sole         N/A        Sole
HARRAHS ENTMT INC                    COM               413619107        34,085     513,100 SH      Sole         N/A        Sole
HOST HOTELS & RESORTS INC            COM               44107P104        49,070   2,140,000 SH      Sole         N/A        Sole
HUDSON CITY BANCORP                  COM               443683107         8,427     636,000 SH      Sole         N/A        Sole
IAC INTERACTIVECORP                  COM NEW           44919P300       173,551   6,034,471 SH      Sole         N/A       Shared
INTELLIGENT SYS CORP NEW             COM               45816D100         2,104     883,999 SH      Sole         N/A        Sole
LABORATORY CORP AMER HLDGS           COM NEW           50540R409           688      10,500 SH      Sole         N/A        Sole
LABOR READY INC                      COM NEW           505401208           104       6,500 SH      Sole         N/A        Sole
LIBERTY GLOBAL INC                   COM SER A         530555101        40,013   1,554,516 SH      Sole         N/A        Sole
LIBERTY GLOBAL INC                   COM SER C         530555309       177,740   7,092,577 SH      Sole         N/A       Shared
LIBERTY MEDIA HLDG CORP              INT COM SER A     53071M104       239,710  11,762,012 SH      Sole         N/A       Shared
LIBERTY MEDIA HLDG CORP              CAP COM SER A     53071M302       203,583   2,436,077 SH      Sole         N/A       Shared
MOHAWK INDS INC                      COM               608190104        32,189     432,355 SH      Sole         N/A       Shared
NEWCASTLE INVT CORP                  COM               65105M108        47,140   1,719,821 SH      Sole         N/A       Shared
NEWS CORP                            CL A              65248E104       114,911   5,847,895 SH      Sole         N/A        Sole
OMNICARE INC                         COM               681904108         9,689     224,850 SH      Sole         N/A       Shared
OPTEUM INC                           CL A              68384A100         5,635     700,000 SH      Sole         N/A        Sole
PEDIATRIX MED GROUP                  COM               705324101           912      20,000 SH      Sole         N/A        Sole
REDWOOD TR INC                       COM               758075402       237,399   4,713,101 SH      Sole         N/A       Shared
SIMPSON MANUFACTURING CO INC         COM               829073105           103       3,800 SH      Sole         N/A        Sole
SIX FLAGS INC                        COM               83001P109        25,308   4,839,100 SH      Sole         N/A        Sole
SYSCO CORP                           COM               871829107         1,358      40,600 SH      Sole         N/A        Sole
TELEPHONE & DATA SYS INC             COM               879433100        29,470     700,000 SH      Sole         N/A        Sole
TELEPHONE & DATA SYS INC             SPL COM           879433860       160,526   3,929,651 SH      Sole         N/A       Shared
TYCO INTL LTD NEW                    COM               902124106       318,651  11,384,457 SH      Sole         N/A       Shared
US BANCORP DEL                       COM NEW           902973304        56,939   1,714,000 SH      Sole         N/A        Sole
UNITEDHEALTH GROUP INC               COM               91324P102       271,265   5,513,526 SH      Sole         N/A       Shared
WAL MART STORES INC                  COM               931142103       231,451   4,692,838 SH      Sole         N/A       Shared
WASHINGTON MUT INC                   COM               939322103        83,878   1,929,565 SH      Sole         N/A       Shared
WASHINGTON POST CO                   CL B              939640108       205,476     278,800 SH      Sole         N/A        Sole
WELLPOINT INC                        COM               94973V107       135,027   1,752,462 SH      Sole         N/A       Shared
WELLS FARGO & CO NEW                 COM               949746101        10,365     286,474 SH      Sole         N/A       Shared
                                                                 -------------------------
                                  55                                 5,082,378 142,721,646
                                                                 -------------------------
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